S000077383 [Member] Investment Objectives and Goals - iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® J.P. MORGAN BROAD USD EMERGING MARKETS BOND ETFTicker: BEMBStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds issued by emerging market sovereign, quasi-sovereign, and corporate entities.